RESTRUCTURING	12 Months Ended
Oct. 28, 2018
Restructuring and Related Activities [Abstract]
RESTRUCTURING
RESTRUCTURING
As part of the plans developed in the fourth quarter of fiscal 2015 to improve engineering, selling, general and administrative (“ESG&A”) and manufacturing cost efficiency and optimize our combined manufacturing footprint, we incurred restructuring charges of $1.5 million for the fiscal year ended October 28, 2018.
For the fiscal year ended October 29, 2017, we incurred restructuring charges, primarily consisting of severance related costs of $4.7 million. For the fiscal year ended October 30, 2016, we incurred restructuring charges, primarily consisting of severance related costs of $3.6 million. We also incurred approximately $0.6 million of other costs associated with the restructuring actions during fiscal 2016.
The following table summarizes our restructuring plan costs and charges related to the restructuring plans during the fiscal year ended October 28, 2018 and since inception, which are recorded in restructuring and impairment charges in the Company’s consolidated statements of operations (in thousands):

	Fiscal Year Ended	Costs Incurred To Date (since inception)
	October 28, 2018
General severance	$2,272	$11,234
Plant closing severance	31	3,310
Asset impairments	1,171	7,140
Gain on sale of facility	(2,049)	(2,049)
Other restructuring costs	102	1,415
Total restructuring costs	$1,527	$21,050

The following table summarizes our severance liability and cash payments made pursuant to the restructuring plans from inception through October 28, 2018 (in thousands):

	General Severance	Plant Closing Severance	Total
Balance, November 2, 2014	$—	$—	$—
Costs incurred	3,887	1,575	5,462
Cash payments	(2,941)	(1,575)	(4,516)
Accrued severance(1)	739	—	739
Balance, November 1, 2015	$1,685	$—	$1,685
Costs incurred(1)	2,725	165	2,890
Cash payments	(3,928)	(165)	(4,093)
Balance, October 30, 2016	$482	$—	$482
Costs incurred	2,350	1,539	3,889
Cash payments	(2,549)	(1,539)	(4,088)
Balance, October 29, 2017	$283	$—	$283
Costs incurred	2,272	31	2,303
Cash payments	(2,134)	(31)	(2,165)
Balance at October 28, 2018	$421	$—	$421

(1)
During the second and fourth quarters of fiscal 2015, we entered into transition and separation agreements with certain executive officers. Each terminated executive officer was entitled to severance benefit payments issuable in two installments. The termination benefits were measured initially at the separation dates based on the fair value of the liability as of the termination date and were recognized ratably over the future service period. Costs incurred during fiscal 2016 exclude $0.7 million of amortization expense associated with these termination benefits.

We expect to fully execute our plans in phases over the next 3 months and estimate that additional restructuring charges associated with these plans will not be material.